Nature of Expenses (Summary of Detailed Information about Expenses by Nature) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of expenses [Line Items]
Total	$ 24,116	$ 26,311
Purchased and produced raw materials and product for resale [Member]
Disclosure of expenses [Line Items]
Total	14,289	16,635
Depreciation and amortization [Member]
Disclosure of expenses [Line Items]
Total	2,339	2,169
Employee costs [Member]
Disclosure of expenses [Line Items]
Total	3,077	2,858
Freight [Member]
Disclosure of expenses [Line Items]
Total	1,133	1,171
Impairment of assets [Member]
Disclosure of expenses [Line Items]
Total	530	774
Integration and Restructuring Related Costs [Member]
Disclosure of expenses [Line Items]
Total	47	49
Contract Services [Member]
Disclosure of expenses [Line Items]
Total	793	753
Lease expense [Member]
Disclosure of expenses [Line Items]
Total	110	103
Fleet fuel, repairs and maintenance [Member]
Disclosure of expenses [Line Items]
Total	354	369
Other [Member]
Disclosure of expenses [Line Items]
Total	506	685
Provincial Mining [Member]
Disclosure of expenses [Line Items]
Total	255	398
Loss related to financial instruments in Argetina [Member]
Disclosure of expenses [Line Items]
Total	35	92
ARO/ERL non-accretion expense [Member]
Disclosure of expenses [Line Items]
Total	151	143
Gain on Amendments to Other post-retirement pension plans [Member]
Disclosure of expenses [Line Items]
Total	0	80
Bad Debt [Member]
Disclosure of expenses [Line Items]
Total	117	55
Project Feasability [Member]
Disclosure of expenses [Line Items]
Total	92	92
Customer Prepayments Costs [Member]
Disclosure of expenses [Line Items]
Total	58	55
Earnings of equity-accounted investees [Member]
Disclosure of expenses [Line Items]
Total	130	101
Foreign exchange (gain) loss, net of related derivatives [Member]
Disclosure of expenses [Line Items]
Total	$ 360	$ 91